Income Taxes - Classification of Consolidated Balance Sheets on Deferred Tax Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Classification in the consolidated balance sheets:
Deferred tax assets, net	¥ 31,351	$ 4,920	¥ 51,347
Deferred tax liabilities	¥ 3,127	$ 491	¥ 4,588